Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 224	$ 141
Cash equivalents	0	4
Trade and other receivables	3,528	3,038
Inventory	439	427
Contract assets	687	1,111
Contract costs	402	415
Prepaid expenses	209	194
Other current assets	199	190
Total current assets	5,688	5,520
Non-current assets
Contract assets	256	533
Contract costs	362	368
Property, plant and equipment	27,513	27,636
Intangible assets	13,102	13,352
Deferred tax assets	106	98
Investments in associates and joint ventures	756	698
Post-employment benefit assets	1,277	558
Other non-current assets	1,001	716
Goodwill	10,604	10,667
Total non-current assets	54,977	54,626
Total assets	60,665	60,146
Current liabilities
Trade payables and other liabilities	3,935	3,954
Contract liabilities	717	683
Interest payable	222	227
Dividends payable	766	729
Current tax liabilities	214	303
Debt due within one year	2,417	3,881
Total current liabilities	8,271	9,777
Non-current liabilities
Contract liabilities	242	207
Long-term debt	23,906	22,415
Deferred tax liabilities	3,810	3,561
Post-employment benefit obligations	1,962	1,907
Other non-current liabilities	1,145	871
Total non-current liabilities	31,065	28,961
Total liabilities	39,336	38,738
Commitments and contingencies
EQUITY
Contributed surplus	1,174	1,178
Accumulated other comprehensive income	103	161
Deficit	(4,681)	(4,632)
Total equity attributable to BCE shareholders	20,989	21,074
Non-controlling interest	340	334
Total equity	21,329	21,408
Total liabilities and equity	60,665	60,146
Preferred shares
EQUITY
Shares	4,003	4,004
Common shares
EQUITY
Shares	$ 20,390	$ 20,363